Schedule of Fair Value Significant Unobservable Inputs (Details)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Probabilities of Conversion Provisions [Member] | Minimum [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate	10	10
Probabilities of Conversion Provisions [Member] | Minimum [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate		10	5
Probabilities of Conversion Provisions [Member] | Maximum [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate	90	90
Probabilities of Conversion Provisions [Member] | Maximum [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate		90	67.5
Measurement Input, Expected Term [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period to maturity, years	1 year 4 months 28 days	1 year 4 months 28 days
Measurement Input, Expected Term [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period to maturity, years		1 year 4 months 28 days	2 years 4 months 28 days
Measurement Input, Expected Term [Member] | Minimum [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated timing of conversion, years	3 months 29 days	3 months
Measurement Input, Expected Term [Member] | Minimum [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated timing of conversion, years		3 months	9 months
Measurement Input, Expected Term [Member] | Maximum [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated timing of conversion, years	1 year 7 months 2 days	1 year 4 months 28 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated timing of conversion, years		1 year 4 months 28 days	2 years 4 months 28 days
Measurement Input, Discount Rate [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate	6.3	6.1
Measurement Input, Discount Rate [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate		6.1	2.9